Derivative Instruments	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

NOTE 20	Derivative Instruments

In the ordinary course of business, the Company enters into derivative transactions to manage various risks and to accommodate the business requirements of its customers. The Company recognizes all derivatives on the Consolidated Balance Sheet at fair value in other assets or in other liabilities. On the date the Company enters into a derivative contract, the derivative is designated as either a fair value hedge, cash flow hedge, net investment hedge, or a designation is not made as it is a customer-related transaction, an economic hedge for asset/liability risk management purposes or another stand-alone derivative created through the Company’s operations (“free-standing derivative”). When a derivative is designated as a fair value, cash flow or net investment hedge, the Company performs an assessment, at inception and, at a minimum, quarterly thereafter, to determine the effectiveness of the derivative in offsetting changes in the value or cash flows of the hedged item(s).
Fair Value Hedges
These derivatives are interest rate swaps the Company uses to hedge the change in fair value related to interest rate changes of its underlying available-for-sale
investment securities and fixed-rate debt. Changes in the fair value of derivatives designated as fair value hedges, and changes in the fair value of the hedged items, are recorded in earnings.
Cash Flow Hedges
These derivatives are interest rate swaps the Company uses to hedge the forecasted cash flows from its underlying variable-rate loans and debt. Changes in the fair value of derivatives designated as cash flow hedges are recorded in other comprehensive income (loss) until the cash flows of the hedged items are realized. If a derivative designated as a cash flow hedge is terminated or ceases to be highly effective, the gain or loss in other comprehensive income (loss) is amortized to earnings over the period the forecasted hedged transactions impact earnings. If a hedged forecasted transaction is no longer probable, hedge accounting is ceased and any gain or loss included in other comprehensive income (loss) is reported in earnings immediately, unless the forecasted transaction is at least reasonably possible of occurring, whereby the amounts remain within other comprehensive income (loss). At December 31, 2022, the Company had $114 million
(net-of-tax)
of realized and unrealized losses on derivatives classified as cash flow hedges recorded in other comprehensive income (loss), compared with $85 million
(net-of-tax)
of realized and unrealized losses at December 31, 2021. The estimated amount to be reclassified from other comprehensive income (loss) into earnings during the next 12 months is a loss of $52 million
(net-of-tax).
All cash flow hedges were highly effective for the twelve months ended December 31, 2022. There were no derivatives held as cash flow hedges at December 31, 2021.
Net Investment Hedges
 The Company uses forward commitments to sell specified amounts of certain foreign currencies, and non-derivative
debt instruments, to hedge the volatility of its net investment in foreign operations driven by fluctuations in foreign currency exchange rates. The carrying amount of non-derivative
debt instruments designated as net investment hedges was $1.3 billion at December 31, 2022 and December 31, 2021.
Other Derivative Positions
 The Company enters into free-standing derivatives to mitigate interest rate risk and for other risk management purposes. These derivatives include forward commitments to sell to-be-announced
securities (“TBAs”) and other commitments to sell residential mortgage loans, which are used to economically hedge the interest rate risk related to mortgage loans held for sale (“MLHFS”) and unfunded mortgage loan commitments. The Company also enters into interest rate swaps, swaptions, forward commitments to buy TBAs, U.S. Treasury and Eurodollar futures and options on U.S. Treasury futures to economically hedge the change in the fair value of the Company’s MSRs. The Company also enters into foreign currency forwards to economically hedge remeasurement gains and losses the Company recognizes on foreign currency denominated assets and liabilities. In addition, the Company acts as a seller and buyer of interest rate derivatives and foreign exchange contracts for its customers. The Company mitigates the market and liquidity risk associated with these customer derivatives by entering into similar offsetting positions with broker-dealers, or on a portfolio basis by entering into other derivative or non-derivative
financial instruments that partially or fully offset the exposure to earnings from these customer-related positions. The Company’s customer derivatives and related hedges are monitored and reviewed by the Company’s Market Risk Committee, which establishes policies for market risk management, including exposure limits for each portfolio. The Company also has derivative contracts that are created through its operations, including certain unfunded mortgage loan commitments and swap agreements related to the sale of a portion of its Class B common and preferred shares of Visa Inc.
Refer to Note 23 for further information on these swap agreements. The Company may use credit derivatives to economically hedge credit risk.
The following table summarizes the asset and liability management derivative positions of the Company at December 31:

	2022			2021
	Notional Value	Fair Value		Notional Value	Fair Value
(Dollars in Millions)		Assets	Liabilities		Assets	Liabilities
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$17,400	$–	$9	$12,350	$–	$–
Pay fixed/receive floating swaps	5,542	–	–	16,650	–	–
Cash flow hedges
Interest rate contracts
Receive fixed/pay floating swaps	14,300	–	–	–	–	–
Net investment hedges
Foreign exchange forward contracts	778	–	–	793	–	4
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	3,546	10	18	9,322	10	16
Sell	7,522	20	38	29,348	25	27
Options
Purchased	11,434	346	–	18,570	256	–
Written	7,849	7	148	9,662	52	231
Receive fixed/pay floating swaps	9,215	–	3	9,653	–	–
Pay fixed/receive floating swaps	9,616	–	–	7,033	–	–
Foreign exchange forward contracts	962	2	6	735	2	6
Equity contracts	361	–	10	209	5	–
Credit contracts	330	–	–	–	–	–
Other (a)	1,908	11	190	1,792	–	125
Total	$90,763	$396	$422	$116,117	$350	$409
(a)
Includes derivative liability swap agreements related to the sale of a portion of the Company’s Class B common and preferred shares of Visa Inc. The Visa swap agreements had a total notional value and fair value of $1.8 billion and $190 million at December 31, 2022, respectively, compared to $1.8 billion and $125 million at December 31, 2021, respectively. In addition, includes short-term underwriting purchase and sale commitments with total notional values of $13 million at December 31, 2022, and $8 million at December 31, 2021.

The following table summarizes the customer-related derivative positions of the Company at December 31:
	2022			2021
	Notional Value	Fair Value		Notional Value	Fair Value
(Dollars in Millions)		Assets	Liabilities		Assets	Liabilities
Interest rate contracts
Receive fixed/pay floating swaps	$301,690	$309	$5,689	$178,701	$2,007	$438
Pay fixed/receive floating swaps	316,133	2,323	206	174,176	134	670
Other (a)	40,261	3	16	16,267	1	2
Options
Purchased	103,489	1,794	5	89,679	194	36
Written	99,923	6	1,779	85,211	36	176
Futures
Buy	3,623	–	4	3,607	–	–
Sell	2,376	8	–	3,941	–	–
Foreign exchange rate contracts
Forwards, spots and swaps	134,666	3,010	2,548	89,321	1,145	1,143
Options
Purchased	954	22	–	805	19	–
Written	954	–	22	805	–	19
Credit contracts	10,765	1	8	9,331	1	5
Total	$1,014,834	$7,476	$10,277	$651,844	$3,537	$2,489
(a) Primarily represents floating rate interest rate swaps that pay based on differentials between specified interest rate indexes.
The table below shows the effective portion of the gains (losses) recognized in other comprehensive income (loss) and the gains (losses) reclassified from other comprehensive income (loss) into earnings
(net-of-tax)
for the years ended December 31:

	Gains (Losses) Recognized in Other Comprehensive Income (Loss)			Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
(Dollars in Millions)	2022	2021	2020	2022	2021	2020

Asset and Liability Management Positions
Cash flow hedges
Interest rate contracts	$(56)	$94	$(145)	$(27)	$(10)	$(7)
Net investment hedges
Foreign exchange forward contracts	42	19	(21)	–	–	–
Non-derivative debt instruments	59	84	(90)	–	–	–
Note:	The Company does not exclude components from effectiveness testing for cash flow and net investment hedges.
The table below shows the effect of fair value and cash flow hedge accounting on the Consolidated Statement of Income for the years ended December 31:

	Interest Income			Interest Expense
(Dollars in Millions)	2022	2021	2020	2022	2021	2020
Total amount of income and expense line items presented in the Consolidated Statement of Income in which the effects of fair value or cash flow hedges are recorded	$17,945	$13,487	$14,840	$3,217	$993	$2,015

Asset and Liability Management Positions
Fair value hedges
Interest rate contract derivatives	138	17	1	482	232	(134)
Hedged items	(139)	(19)	(1)	(486)	(232)	134
Cash flow hedges
Interest rate contract derivatives	–	–	–	–	14	10
Note: The Company does not exclude components from effectiveness testing for fair value and cash flow hedges. The Company reclassified losses of $36 million, $53 million and $41 million into earnings during the years ended December 31, 2022, 2021 and 2020, respectively, as a result of realized cash flows on discontinued cash flow hedges. No amounts were reclassified into earnings on discontinued cash flow hedges because it is probable the original hedged forecasted cash flows will not occur.
The table below shows cumulative hedging adjustments and the carrying amount of assets and liabilities designated in fair value hedges at December 31:

	Carrying Amount of the Hedged Assets and Liabilities		Cumulative Hedging Adjustment (a)
(Dollars in Millions)	2022	2021	2022	2021
Line Item in the Consolidated Balance Sheet
Available-for-sale investment securities	$4,937	$16,445	$(552)	$(26)
Long-term debt	17,190	12,278	(142)	585
(a)
The cumulative hedging adjustment related to discontinued hedging relationships on available-for-sale
investment securities and long-term debt was $(392) million and $399 million, respectively, at December 31, 2022, compared with $(6) million and $640 million at December 31, 2021, respectively.

The table below shows the gains (losses) recognized in earnings for other economic hedges and the customer-related positions for the years ended December 31:

(Dollars in Millions)	Location of Gains (Losses) Recognized in Earnings	2022	2021	2020

Asset and Liability Management Positions
Other economic hedges
Interest rate contracts
Futures and forwards	Mortgage banking revenue	$407	$511	$82
Purchased and written options	Mortgage banking revenue	1	527	1,527
Swaps	Mortgage banking revenue/ Other noninterest income	(1,010)	(197)	598
Foreign exchange forward contracts	Other noninterest income	(1)	1	3
Equity contracts	Compensation expense	(8)	7	3
Other	Other noninterest income	(181)	5	(70)

Customer-Related Positions
Interest rate contracts
Swaps	Commercial products revenue	98	110	135
Purchased and written options	Commercial products revenue	20	(5)	(8)
Futures	Commercial products revenue	30	3	(18)
Foreign exchange rate contracts
Forwards, spots and swaps	Commercial products revenue	100	93	78
Purchased and written options	Commercial products revenue	1	1	1
Credit contracts	Commercial products revenue -	20	(7)	(32)
Derivatives are subject to credit risk associated with counterparties to the derivative contracts. The Company measures that credit risk using a credit valuation adjustment and includes it within the fair value of the derivative. The Company manages counterparty credit risk through diversification of its derivative positions among various counterparties, by entering into derivative positions that are centrally cleared through clearinghouses, by entering into master netting arrangements and, where possible, by requiring collateral arrangements. A master netting arrangement allows two counterparties, who have multiple derivative contracts with each other, the ability to net settle amounts under all contracts, including any related collateral, through a single payment and in a single currency. Collateral arrangements generally require the counterparty to deliver collateral (typically cash or U.S. Treasury and agency securities) equal to the Company’s net derivative receivable, subject to minimum transfer and credit rating requirements.
The Company’s collateral arrangements are predominately bilateral and, therefore, contain provisions that require collateralization of the Company’s net liability derivative positions. Required collateral coverage is based on net liability thresholds and may be contingent upon the Company’s credit rating from two of the nationally recognized statistical rating organizations. If the Company’s credit rating were to fall below credit ratings thresholds established in the collateral arrangements, the counterparties to the derivatives could request immediate additional collateral coverage up to and including full collateral coverage for derivatives in a net liability position. The aggregate fair value of all derivatives under collateral arrangements that were in a net liability position at December 31, 2022, was $2.6 billion. At December 31, 2022, the Company had $2.1 billion of cash posted as collateral against this net liability position.